Note 22 - Financial liabilities at amortized cost - Deposits from customers by geographical area and instruments (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	€ 376,379	€ 401,465	€ 403,362
Demand Deposits And Other By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	123,382	102,730	86,564
Demand Deposits And Other By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	6,816	1,190	5,514
Demand Deposits And Other By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	36,492	36,468	36,907
Demand Deposits And Other By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	23,710	9,862	24,574
Demand Deposits And Other By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	36,728	26,997	47,071
Demand Deposits And Other By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	12,427	47,340	9,277
Demand Deposits And Other By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	1,028	1,190	357
Demand Deposits And Other By Geographical Area [Member] | Total [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	240,583	231,547	210,264
Deposits With Agreed Maturity By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	39,513	56,391	70,816
Deposits With Agreed Maturity By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	13,372	3,382	22,833
Deposits With Agreed Maturity By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	11,622	10,647	10,320
Deposits With Agreed Maturity By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	15,053	28,328	19,591
Deposits With Agreed Maturity By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	21,436	23,023	15,893
Deposits With Agreed Maturity By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	24,237	14,971	26,744
Deposits With Agreed Maturity By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	1,484	3,382	3,631
Deposits With Agreed Maturity By Geographical Area [Member] | Total [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	126,716	156,425	169,828
Repurchase Agreements By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	2,664	1,901	11,309
Repurchase Agreements By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	1,989	0	7,423
Repurchase Agreements By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	4,272	7,002	4,195
Repurchase Agreements By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	2	21	304
Repurchase Agreements By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	0	263	24
Repurchase Agreements By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	152	0	15
Repurchase Agreements By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	0	0	0
Repurchase Agreements By Geographical Area [Member] | Total [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	9,079	13,493	23,270
Total [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	165,559	161,022	168,689
Total [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	22,177	4,572	35,770
Total [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	52,387	54,117	51,422
Total [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	38,764	38,211	44,469
Total [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	58,164	50,282	62,988
Total [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	36,815	62,311	36,036
Total [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	2,511	4,572	3,988
Total [Member] | Total [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	€ 376,379	€ 401,465	€ 403,362